REVENUE RECOGNITION - Net sales by channel and geography (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition
Net sales	$ 104,406	$ 110,536	$ 427,288	$ 404,642
U.S. state and local agencies
Revenue Recognition
Net sales	57,923	59,377	231,095	230,706
Commercial
Revenue Recognition
Net sales	11,034	11,842	34,860	35,648
U.S. federal agencies
Revenue Recognition
Net sales	7,914	15,593	47,575	63,267
International
Revenue Recognition
Net sales	27,019	21,994	107,503	68,669
Other
Revenue Recognition
Net sales	$ 516	$ 1,730	$ 6,255	$ 6,352